OTHER LIABILITIES - Summary of Other Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Repurchase price on buy-back agreements	$ 1,307	$ 1,472
Warranty and campaign programs	887	919	$ 915	$ 925
Marketing and sales incentive programs	1,156	1,279
Tax payables	422	696
Accrued expenses and deferred income	670	639
Accrued employee benefits	486	562
Lease liabilities	416	449
Legal reserves and other provisions	319	299
Contract reserve	301	319
Contract liabilities	1,154	1,236
Restructuring reserve	80	103
Other	856	866
Total	8,054	8,839
Future rents related to buy-back agreements	$ 602	$ 657